UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


            Report for the Calendar Year or Quarter Ended December 31, 2001
                                                          -----------------

If amended report check here:      |X| Amendment Number: 8
This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding
                                       entries.

Institutional Investment Manager Filing this Report:

Name:     Waveland International, Ltd.
          ------------------------------------------
Address:  227 West Monroe Street, Suite 4800
          ------------------------------------------
          Chicago, Illinois 60606
          ------------------------------------------

13F File Number: 28-05459

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David S. Richter
          ------------------------------------------
Title:    Director
          ------------------------------------------
Phone:    (312) 739-2138
          ------------------------------------------

Signature, Place and Date of Signing:

 /s/ David S. Richter             Chicago, Illinois          February 14 , 2002
---------------------------  --------------------------  ----------------------
       [Signature]                [City, State]                  [Date]

Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




                                  1 of 6

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                      3
                                               ------------------

Form 13F Information Table Entry Total:                 49
                                               ------------------

Form 13F Information Table Value Total:         $      93,766
                                                 ----------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


  No.          Form 13F File Number        Name

     1         28-05461                     Clincher Capital Corporation
  ------                                -------------------------------------

     2         28-05463                     David  S. Richter
  ------                                -------------------------------------

     3         Not yet assigned.            Waveland Capital Management, LLC
  ------                                -------------------------------------




                                  2 of 6


                                                                  Form 13F Information Table

    Column 1     Column 2   Column 3    Column 4            Column 5          Column 6     Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
 Name of Issuer  Title of     CUSIP       Value    Shrs or     Sh/    Put/    Investment     Other           Voting Authority
                   Class                (X$1000)   Prn Amt     Prn    Call    Discretion    Managers    Sole      Shared      None
-----------------------------------------------------------------------------------------------------------------------------------

AGILENT            COM      00846U101      499      17,500     SH             DEFINED       1, 2, 3      17,500
TECHNOLOGIES
INC
-----------------------------------------------------------------------------------------------------------------------------------
BOSTON             COM      100582105      261      23,000     SH             DEFINED       1, 2, 3      23,000
COMMUNICATIONS
GROUP
-----------------------------------------------------------------------------------------------------------------------------------
C&D TECHNOLOGIES   COM      124661109      457      20,000     SH             DEFINED       1, 2, 3      20,000
INC
-----------------------------------------------------------------------------------------------------------------------------------
CIGNA              COM      125509109    7,412      80,000     SH             DEFINED       1, 2, 3      80,000
-----------------------------------------------------------------------------------------------------------------------------------
CORVIS
CORPORATION        COM      221009103      539     167,000     SH             DEFINED       1, 2, 3     167,000
-----------------------------------------------------------------------------------------------------------------------------------
THE CRONOS
GROUP              ORD      L20708100      577     119,597     SH             DEFINED       1, 2, 3     119,597
-----------------------------------------------------------------------------------------------------------------------------------
CITIZENS           COM      17453B101    2,132     200,000     SH             DEFINED       1, 2, 3     200,000
COMMUNICATIONS
COMPANY
-----------------------------------------------------------------------------------------------------------------------------------
DEAN FOODS CO      COM      242370104    4,092      60,000     SH             DEFINED       1, 2, 3      60,000
-----------------------------------------------------------------------------------------------------------------------------------
DYCOM
INDUSTRIES,        COM      267475101    6,139     367,400     SH             DEFINED       1, 2, 3     367,400
INC.
-----------------------------------------------------------------------------------------------------------------------------------
ESTERLINE          COM      297425100      480      30,000     SH             DEFINED       1, 2, 3      30,000
TECHNOLOGIES
CORP
-----------------------------------------------------------------------------------------------------------------------------------
VISX, INC.         COM      92844S105    1,121      84,600     SH             DEFINED       1, 2, 3      84,600
-----------------------------------------------------------------------------------------------------------------------------------
FMC CORP           COM      302491303    2,185      70,000     SH             DEFINED       1, 2, 3      70,000
-----------------------------------------------------------------------------------------------------------------------------------
SPRINT CORP
-FON GROUP         COM      852061100      502      25,000     SH             DEFINED       1, 2, 3      25,000
-----------------------------------------------------------------------------------------------------------------------------------



                                                   3 of 6




    Column 1     Column 2   Column 3    Column 4            Column 5          Column 6     Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
 Name of Issuer  Title of     CUSIP       Value    Shrs or     Sh/    Put/    Investment     Other           Voting Authority
                   Class                (X$1000)   Prn Amt     Prn    Call    Discretion    Managers    Sole         Shared   None
-----------------------------------------------------------------------------------------------------------------------------------

FMC
TECHNOLOGIES       COM       30249U101    1,980      120,380   SH            DEFINED        1, 2, 3       120,380
INC
-----------------------------------------------------------------------------------------------------------------------------------
CORNING INC        COM       219350105      446       50,000   SH            DEFINED        1, 2, 3        50,000
-----------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO     COM       406216101      524       40,000   SH            DEFINED        1, 2, 3        40,000
-----------------------------------------------------------------------------------------------------------------------------------
HIGHLANDS          COM       431032101       92      832,000   SH            DEFINED        1, 2, 3       832,000
INSURANCE GROUP
-----------------------------------------------------------------------------------------------------------------------------------
HRPT PROPERTIES    COM SH    40426W101    7,136      831,000   SH            DEFINED        1, 2, 3       831,000
TRUST              BEN INT
-----------------------------------------------------------------------------------------------------------------------------------
HEARTLAND          UT LTD    422357103      275       18,151   SH            DEFINED        1, 2, 3        18,151
PARTNERS           PARTNER
-----------------------------------------------------------------------------------------------------------------------------------
IMPERIAL CREDIT    COM       452729106      932    2,025,100   SH            DEFINED        1, 2, 3     2,025,100
-----------------------------------------------------------------------------------------------------------------------------------
INTERACTIVE        COM       45840J107    6,510      460,400   SH            DEFINED        1, 2, 3       460,400
DATA
CORP
-----------------------------------------------------------------------------------------------------------------------------------
IDT CORP           COM       448947101    1,479       75,800   SH            DEFINED        1, 2, 3        75,800
-----------------------------------------------------------------------------------------------------------------------------------
IDT CORP           CLASS B   448947309      429       25,800   SH            DEFINED        1, 2, 3        25,800
CLASS B
SHARES
-----------------------------------------------------------------------------------------------------------------------------------
IHOP CORP          COM       449623107    3,663      125,000   SH            DEFINED        1, 2, 3       125,000
-----------------------------------------------------------------------------------------------------------------------------------
IOMEGA CORP        COM       462030305      418       50,000   SH            DEFINED        1, 2, 3        50,000
-----------------------------------------------------------------------------------------------------------------------------------
JOY GLOBAL INC     COM       481165108    5,310      316,100   SH            DEFINED        1, 2, 3       316,100
-----------------------------------------------------------------------------------------------------------------------------------
KEITHLEY           COM       487584104      507       30,000   SH            DEFINED        1, 2, 3        30,000
INSTRUMENTS
INC
-----------------------------------------------------------------------------------------------------------------------------------
LAKES GAMING       COM       51206P109    3,516      555,900   SH            DEFINED        1, 2, 3       555,900
-----------------------------------------------------------------------------------------------------------------------------------



                                                         4 of 6



    Column 1     Column 2   Column 3    Column 4            Column 5          Column 6     Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
 Name of Issuer  Title of     CUSIP       Value    Shrs or     Sh/    Put/    Investment     Other           Voting Authority
                   Class                (X$1000)   Prn Amt     Prn    Call    Discretion    Managers    Sole          Shared  None
-----------------------------------------------------------------------------------------------------------------------------------

MIPS               CLASS A    604567107       505       58,500  SH            DEFINED        1, 2, 3         58,500
TECHNOLOGIES
INC.
-----------------------------------------------------------------------------------------------------------------------------------
MUELLER            COM        624756102     4,113      123,700  SH            DEFINED        1, 2, 3        123,700
INDUSTRIES,
INC.
-----------------------------------------------------------------------------------------------------------------------------------
MAXXAM             COM        577913106     3,894      222,500  SH            DEFINED        1, 2, 3        222,500
GROUP, INC.
-----------------------------------------------------------------------------------------------------------------------------------
NEWPORT CORP       COM        651824104       501       26,000  SH            DEFINED        1, 2, 3         26,000
-----------------------------------------------------------------------------------------------------------------------------------
NATIONAL           COM        637657206       202      100,000  SH            DEFINED        1, 2, 3        100,000
SERVICE
INDS INC
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIE          ADR        456478106       381       26,000  SH            DEFINED        1, 2, 3         26,000
NATUZZI
S.P.A.
-----------------------------------------------------------------------------------------------------------------------------------
NEWELL             COM        651229106     3,446      125,000  SH            DEFINED        1, 2, 3        125,000
RUBBERMAID,
INC.
-----------------------------------------------------------------------------------------------------------------------------------
OPTICAL            COM        683827109       163      100,000  SH            DEFINED        1, 2, 3        100,000
CABLE CORP
-----------------------------------------------------------------------------------------------------------------------------------
PRIME GROUP        SH BEN     74158J103     1,385      150,000  SH            DEFINED        1, 2, 3        150,000
REALTY TRUST        INT
-----------------------------------------------------------------------------------------------------------------------------------
QWEST              COM        749121109       516       36,500  SH            DEFINED        1, 2, 3         36,500
COMMUNICATIONS
INTL
-----------------------------------------------------------------------------------------------------------------------------------
READERS DIGEST     CL A NON   755267101     2,440      105,700  SH            DEFINED        1, 2, 3        105,700
ASSN                 VTG
-----------------------------------------------------------------------------------------------------------------------------------
REHABCARE GROUP    COM        759148109       444       15,000  SH            D3FINED        1, 2, 3         15,000
INC
-----------------------------------------------------------------------------------------------------------------------------------
RH DONNELLEY       COM        74955W307       726       25,000  SH            DEFINED        1, 2, 3         25,000
CORP
-----------------------------------------------------------------------------------------------------------------------------------
BOCA RESORTS       CL A       09688T106    13,100    1,000,000  SH            DEFINED        1, 2, 3      1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
SHAW GROUP INC     COM        820280105       541       23,000  SH            DEFINED        1, 2, 3         23,000
-----------------------------------------------------------------------------------------------------------------------------------
TIMBERLAND         CL A       887100105       482       13,000  SH            DEFINED        1, 2, 3         13,000
COMPANY
-----------------------------------------------------------------------------------------------------------------------------------



                                                       5 of 6



                                                                  Form 13F Information Table

    Column 1     Column 2   Column 3    Column 4            Column 5          Column 6     Column 7              Column 8
-----------------------------------------------------------------------------------------------------------------------------------
 Name of Issuer  Title of     CUSIP       Value    Shrs or     Sh/    Put/    Investment     Other           Voting Authority
                   Class                (X$1000)   Prn Amt     Prn    Call    Discretion    Managers    Sole         Shared   None
-----------------------------------------------------------------------------------------------------------------------------------

TELLABS INC       COM       879664100    494        33,000     SH             DEFINED        1, 2, 3      33,000
------------------------------------------------------------------------------------------------------------------------------------
TRANSMETA         COM       89376R109    346       151,200     SH             DEFINED        1, 2, 3     151,200
CORP./DELAWARE
------------------------------------------------------------------------------------------------------------------------------------
ACLN JAN 35       ORD       M01764105     70         7,500            PUT     DEFINED        1, 2, 3       7,500
1/19/02 PUTS
------------------------------------------------------------------------------------------------------------------------------------
ACLN LIMITED      ORD       M01764105     46         5,000            PUT     DEFINED        1, 2, 3       5,000
APR 30 PUTS
------------------------------------------------------------------------------------------------------------------------------------
SCHERING-PLOUGH   COM       806605101    358        10,000            CALL    DEFINED        1, 2, 3      10,000
JAN 35 CALLS
------------------------------------------------------------------------------------------------------------------------------------




                                                        6 of 6